General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of General and Administrative Expense [Abstract]
Schedule of general and administrative expenses
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Share based payment	1,093	2,581	818
Professional fees	1,522	1,390	154
Related NASDAQ IPO expenses	-	1,265	1,235
Director’s fees and share based compensation	1,113	1,142	-
Salary and related expenses	723	545	140
Insurance expenses	565	363	-
Office maintenance	103	91	77
Depreciation	123	84	7
Travel abroad	106	65	12
Others	43	46	4
Total	5,391	7,572	2,447